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Wilmington Enhanced Dividend Income Strategy Fund
PORTFOLIO OF INVESTMENTS
January 31, 2026 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS − 98.7%
COMMUNICATION SERVICES − 4.7%
DIVERSIFIED TELECOMMUNICATION SERVICES − 4.7%
AT&T, Inc.	51,000	$1,336,710
Verizon Communications, Inc.	64,700	2,880,444
		$4,217,154
MEDIA − 0.0%**
Omnicom Group, Inc.	1	77
TOTAL COMMUNICATION SERVICES		$4,217,231
CONSUMER DISCRETIONARY − 4.3%
HOTELS, RESTAURANTS & LEISURE − 2.8%
McDonald's Corp.	3,175	1,000,125
Starbucks Corp.	16,100	1,480,395
		$2,480,520
SPECIALTY RETAIL − 1.5%
Home Depot, Inc. (The)	3,625	1,357,889
TOTAL CONSUMER DISCRETIONARY		$3,838,409
CONSUMER STAPLES − 7.8%
BEVERAGES − 1.3%
PepsiCo., Inc.	7,450	1,144,543
CONSUMER STAPLES DISTRIBUTION & RETAIL − 1.5%
Target Corp.	12,400	1,307,828
HOUSEHOLD PRODUCTS − 1.2%
Procter & Gamble Co. (The)	7,250	1,100,333
PERSONAL CARE PRODUCTS − 1.8%
Unilever PLC, ADR	23,700	1,620,132
TOBACCO − 2.0%
Philip Morris International, Inc.	10,000	1,794,400
TOTAL CONSUMER STAPLES		$6,967,236
ENERGY − 8.1%
OIL, GAS & CONSUMABLE FUELS − 8.1%
Chevron Corp.	13,150	2,326,235
Enbridge, Inc.	23,400	1,142,856
Exxon Mobil Corp.	13,350	1,887,690
Valero Energy Corp.	10,600	1,923,158
TOTAL ENERGY		$7,279,939
FINANCIALS − 23.5%
BANKS − 11.6%
Bank of America Corp.	76,000	4,043,200
JPMorgan Chase & Co.	16,150	4,940,123
Regions Financial Corp.	48,200	1,373,700
		$10,357,023
Description	Number of Shares	Value
CAPITAL MARKETS − 7.8%
Blackrock, Inc.	1,850	$2,070,039
CME Group, Inc.	5,200	1,503,112
Morgan Stanley	18,850	3,445,780
		$7,018,931
INSURANCE − 4.1%
MetLife, Inc.	22,500	1,774,800
Old Republic International Corp.	47,500	1,860,575
		$3,635,375
TOTAL FINANCIALS		$21,011,329
HEALTH CARE − 14.2%
BIOTECHNOLOGY − 2.5%
AbbVie, Inc.	10,300	2,297,003
HEALTH CARE EQUIPMENT & SUPPLIES − 2.3%
Medtronic PLC	19,750	2,033,460
HEALTH CARE PROVIDERS & SERVICES − 2.0%
UnitedHealth Group, Inc.	6,300	1,807,659
PHARMACEUTICALS − 7.4%
Johnson & Johnson	13,150	2,988,338
Pfizer, Inc.	87,500	2,313,500
Sanofi SA, ADR	28,100	1,321,824
		$6,623,662
TOTAL HEALTH CARE		$12,761,784
INDUSTRIALS − 11.2%
AEROSPACE & DEFENSE − 1.8%
Lockheed Martin Corp.	2,550	1,617,261
BUILDING PRODUCTS − 3.7%
Johnson Controls International PLC	27,500	3,279,650
GROUND TRANSPORTATION − 1.4%
Union Pacific Corp.	5,300	1,246,030
MACHINERY − 4.3%
Caterpillar, Inc.	3,490	2,294,186
PACCAR, Inc.	12,800	1,573,248
		$3,867,434
TOTAL INDUSTRIALS		$10,010,375
INFORMATION TECHNOLOGY − 14.1%
COMMUNICATIONS EQUIPMENT − 3.0%
Cisco Systems, Inc.	34,500	2,702,040
IT SERVICES − 2.9%
International Business Machines Corp.	8,300	2,545,610
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT − 8.2%
Broadcom, Inc.	9,000	2,981,700
QUALCOMM, Inc.	14,450	2,190,475
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Enhanced Dividend Income Strategy Fund (concluded)
Description	Number of Shares	Value
Texas Instruments, Inc.	10,050	$2,166,278
		$7,338,453
TOTAL INFORMATION TECHNOLOGY		$12,586,103
MATERIALS − 1.5%
CHEMICALS − 1.5%
Air Products & Chemicals, Inc.	4,850	1,321,625
TOTAL MATERIALS		$1,321,625
REAL ESTATE − 3.7%
HEALTH CARE REITS − 1.9%
Healthpeak Properties, Inc.	97,500	1,680,900
SPECIALIZED REITS − 1.8%
VICI Properties, Inc.	57,500	1,614,600
TOTAL REAL ESTATE		$3,295,500
UTILITIES − 5.6%
ELECTRIC UTILITIES − 5.6%
American Electric Power Co., Inc.	17,000	2,036,175
Description	Number of Shares	Value
Duke Energy Corp.	15,450	$1,874,858
NextEra Energy, Inc.	13,050	1,147,095
TOTAL UTILITIES		$5,058,128
TOTAL COMMON STOCKS (COST $59,319,295)		$88,347,659
MONEY MARKET FUND − 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%^	1,096,389	1,096,389
TOTAL MONEY MARKET FUND (COST $1,096,389)		$1,096,389
TOTAL INVESTMENTS − 99.9% (COST $60,415,684)		$89,444,048
OTHER ASSETS LESS LIABILITIES − 0.1%		121,345
TOTAL NET ASSETS − 100.0%		$89,565,393
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$88,347,659	$—	$—	$88,347,659
Money Market Fund	1,096,389	—	—	1,096,389
Total	$89,444,048	$—	$—	$89,444,048
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

**	Represents less than 0.05%.
^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:
ADR	American Depositary Receipt
PLC	Public Limited Company
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

January 31, 2026 (unaudited)